POST-EMPLOYMENT BENEFIT - Social security plans (Details) - Social Security Plans - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet
Present value of partially or fully covered actuarial obligations	R$ 29,632,116	R$ 27,357,876
Fair value of plan assets	(25,989,959)	(23,780,227)
Immediate Available Values	3,801	1,942
Realizable Assets	520,777	535,595
Fixed Income Investments	30,720,143	25,680,500
Investments in Variable Income	3,110,626	5,066,214
Property investments	650,284	741,066
Structured Investments	855,390	1,281,176
Loans and Financing	505,226	652,629
INVESTMENTS ABROAD	0	304,996
Social security fund - Destination of reserve	92,504
Others	227,507	43,676
Defined contribution plan assets	(9,443,800)	(9,422,527)
Operating liabilities	(176,996)	(146,552)
Contingent liabilities	(228,196)	(215,484)
Investment Funds	(222,948)	(174,479)
Administrative Funds	(520,777)	(454,391)
Pension Funds	(103,582)	(114,134)
Net liability / (asset)	5,424,163	4,938,491
Asset ceiling
Balance Sheet
Net liability / (asset)	R$ 1,782,006	R$ 1,360,842